UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Mid Cap Growth Fund

QUARTERLY REPORT

May 31, 2012

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 96.3%
Aerospace - 1.9%
BE Aerospace, Inc. (a)	244,090	$10,573,976
TransDigm Group, Inc. (a)	57,670	7,093,410

		$17,667,386
Alcoholic Beverages - 1.2%
Beam, Inc.	145,360	$8,803,002
Tsingtao Brewery Co. Ltd.	338,000	2,118,610

		$10,921,612
Apparel Manufacturers - 1.7%
Li & Fung Ltd.	2,198,000	$4,032,638
Polo Ralph Lauren Corp.	18,480	2,749,824
VF Corp.	63,510	8,957,450

		$15,739,912
Automotive - 2.1%
BorgWarner Transmission Systems, Inc. (a)	103,740	$7,443,345
Delphi Automotive PLC (a)	176,310	5,118,279
LKQ Corp. (a)	204,690	7,458,904

		$20,020,528
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	211,130	$19,122,044
Dendreon Corp. (a)(l)	170,550	1,193,850
Regeneron Pharmaceuticals, Inc. (a)	21,460	2,911,049
ViroPharma, Inc. (a)	143,860	2,897,340

		$26,124,283
Broadcasting - 1.2%
Discovery Communications, Inc., “A” (a)	222,956	$11,170,096

Brokerage & Asset Managers - 2.1%
Affiliated Managers Group, Inc. (a)	121,920	$12,566,294
Evercore Partners, Inc.	84,950	2,099,115
IntercontinentalExchange, Inc. (a)	45,340	5,551,883

		$20,217,292
Business Services - 6.1%
Cognizant Technology Solutions Corp., “A” (a)	192,839	$11,232,872
Concur Technologies, Inc. (a)	93,180	5,763,183
FleetCor Technologies, Inc. (a)	178,220	6,754,538
Gartner, Inc. (a)	181,830	7,396,844
Jones Lang LaSalle, Inc.	120,210	8,715,225
Verisk Analytics, Inc., “A” (a)	368,780	17,664,562

		$57,527,224
Chemicals - 0.8%
Celanese Corp.	185,950	$7,402,670

Computer Software - 6.7%
Autodesk, Inc. (a)	178,520	$5,716,210
Check Point Software Technologies Ltd. (a)	265,530	13,605,757
Citrix Systems, Inc. (a)	37,440	2,736,115
NetSuite, Inc. (a)	30,170	1,415,576

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
Nuance Communications, Inc. (a)	146,970	$3,040,809
Parametric Technology Corp. (a)	518,130	10,466,226
Red Hat, Inc. (a)	197,290	10,136,760
SolarWinds, Inc. (a)	165,380	7,584,327
TIBCO Software, Inc. (a)	325,080	8,695,890

		$63,397,670
Computer Software - Systems - 3.1%
MICROS Systems, Inc. (a)	214,440	$11,313,854
NetApp, Inc. (a)	134,600	4,005,696
NICE Systems Ltd., ADR (a)	89,970	3,336,088
Qlik Technologies, Inc. (a)	190,200	4,323,246
Verifone Systems, Inc. (a)	181,000	6,535,910

		$29,514,794
Construction - 2.5%
NVR, Inc. (a)	7,990	$6,430,352
Sherwin-Williams Co.	48,560	6,295,318
Stanley Black & Decker, Inc.	163,355	10,822,269

		$23,547,939
Consumer Products - 0.4%
Chr. Hansen Holding A/S	138,066	$3,852,734

Consumer Services - 1.4%
Anhanguera Educacional Participacoes S.A.	127,500	$1,510,896
HomeAway, Inc. (a)	82,350	1,935,225
Priceline.com, Inc. (a)	10,607	6,634,572
Sotheby’s	109,430	3,337,615

		$13,418,308
Containers - 2.1%
Ball Corp.	319,190	$12,758,024
Silgan Holdings, Inc.	177,080	7,401,944

		$20,159,968
Electrical Equipment - 5.3%
AMETEK, Inc.	386,535	$19,601,190
Mettler-Toledo International, Inc. (a)	45,340	7,078,481
MSC Industrial Direct Co., Inc., “A”	157,400	11,287,154
Sensata Technologies Holding B.V. (a)	298,400	9,163,864
TriMas Corp. (a)	105,260	2,106,253
W.W. Grainger, Inc.	8,080	1,564,692

		$50,801,634
Electronics - 3.0%
Altera Corp.	287,960	$9,620,744
ARM Holdings PLC	383,272	2,996,129
Atmel Corp. (a)	400,850	2,805,950
Hittite Microwave Corp. (a)	57,935	2,855,037
Microchip Technology, Inc.	317,680	9,854,434

		$28,132,294
Energy - Independent - 5.1%
Cabot Oil & Gas Corp.	430,140	$13,996,756
Celtic Exploration Ltd. (a)	432,880	5,196,991
Concho Resources, Inc. (a)	78,240	6,864,778
EQT Corp.	93,700	4,345,806

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Paramount Resources Ltd. (a)	84,790	$2,226,369
Pioneer Natural Resources Co.	58,180	5,626,006
Range Resources Corp.	58,610	3,366,558
SM Energy Co.	131,210	7,097,149

		$48,720,413
Engineering - Construction - 0.3%
Fluor Corp.	51,277	$2,403,866

Food & Beverages - 1.9%
Mead Johnson Nutrition Co., “A”	173,860	$14,037,456
Want Want China Holdings Ltd.	3,292,000	3,770,623

		$17,808,079
Gaming & Lodging - 0.7%
Royal Caribbean Cruises Ltd.	181,348	$4,270,745
Sands China Ltd.	680,000	2,316,022

		$6,586,767
General Merchandise - 1.3%
Dollar General Corp. (a)	259,210	$12,677,961

Internet - 0.9%
LinkedIn Corp., “A” (a)	48,960	$4,705,056
Rackspace Hosting, Inc. (a)	73,020	3,612,299

		$8,317,355
Leisure & Toys - 1.2%
Brunswick Corp.	181,110	$3,966,309
Polaris Industries, Inc.	100,970	7,670,691

		$11,637,000
Machinery & Tools - 3.5%
Cummins, Inc.	59,290	$5,748,166
Flowserve Corp.	47,310	4,862,522
Gardner Denver, Inc.	42,710	2,309,757
Joy Global, Inc.	93,910	5,245,813
Polypore International, Inc. (a)	114,730	4,243,863
United Rentals, Inc. (a)	82,440	2,848,302
WABCO Holdings, Inc. (a)	161,670	8,368,039

		$33,626,462
Medical & Health Technology & Services - 4.0%
Cerner Corp. (a)	162,460	$12,665,382
IDEXX Laboratories, Inc. (a)	58,680	4,978,411
Patterson Cos., Inc.	255,380	8,488,831
SXC Health Solutions Corp. (a)	132,810	11,914,385

		$38,047,009
Medical Equipment - 7.5%
Cooper Cos., Inc.	119,805	$10,204,990
Covidien PLC	181,560	9,401,177
Edwards Lifesciences Corp. (a)	95,070	8,116,126
Endologix, Inc. (a)	348,020	4,729,592
Gen-Probe, Inc. (a)	102,650	8,305,412
Intuitive Surgical, Inc. (a)	14,840	7,762,804
Pall Corp.	168,080	9,355,333
Sirona Dental Systems, Inc. (a)	53,760	2,299,853

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Thermo Fisher Scientific, Inc.	221,240	$11,168,195

		$71,343,482
Network & Telecom - 2.1%
F5 Networks, Inc. (a)	75,220	$7,783,766
Fortinet, Inc. (a)	451,980	9,604,575
Juniper Networks, Inc. (a)	124,210	2,136,412

		$19,524,753
Oil Services - 3.5%
Cameron International Corp. (a)	139,464	$6,372,110
Core Laboratories N.V.	32,640	4,174,656
Dresser-Rand Group, Inc. (a)	274,920	12,063,490
FMC Technologies, Inc. (a)	206,750	8,319,620
Lufkin Industries, Inc.	46,930	2,697,067

		$33,626,943
Other Banks & Diversified Financials - 1.8%
MasterCard, Inc., “A”	43,060	$17,504,321

Pharmaceuticals - 0.7%
Perrigo Co.	65,710	$6,826,612

Pollution Control - 0.8%
Stericycle, Inc. (a)	33,490	$2,922,337
Waste Connections, Inc.	151,485	4,688,461

		$7,610,798
Railroad & Shipping - 0.9%
Kansas City Southern Co.	128,680	$8,490,306

Restaurants - 1.2%
Starbucks Corp.	203,070	$11,146,512

Specialty Chemicals - 2.4%
Airgas, Inc.	123,980	$10,762,704
Albemarle Corp.	74,460	4,519,722
Rockwood Holdings, Inc. (a)	146,780	7,104,152

		$22,386,578
Specialty Stores - 8.7%
American Eagle Outfitters, Inc.	295,430	$5,704,753
Children’s Place Retail Store, Inc. (a)	82,420	3,788,847
Francesca’s Holdings Corp. (a)	102,470	2,403,946
O’Reilly Automotive, Inc. (a)	51,420	4,925,522
PetSmart, Inc.	215,200	13,867,488
Ross Stores, Inc.	334,240	21,133,995
rue21, Inc. (a)	84,000	2,224,320
Tiffany & Co.	124,100	6,873,899
Tilly’s, Inc. (a)	48,000	781,440
Tractor Supply Co.	97,830	8,936,771
Urban Outfitters, Inc. (a)	424,230	11,865,713

		$82,506,694
Telecommunications - Wireless - 2.0%
American Tower Corp., REIT	298,230	$19,349,162

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Trucking - 0.9%
Expeditors International of Washington, Inc.	232,820	$8,905,365

Utilities - Electric Power - 0.5%
CMS Energy Corp.	221,730	$5,166,309
Total Common Stocks		$913,829,091

Collateral for Securities Loaned - 0.1%
Morgan Stanley Repurchase Agreement, 0.19%, dated 05/31/12, due 06/01/12, total to be received $491,553 (secured by U.S. Treasury and Federal Agency obligations valued at $501,381 in an individually traded account)	$491,550	$491,550

Money Market Funds - 3.6%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	34,594,673	$34,594,673
Total Investments		$948,915,314

Other Assets, Less Liabilities - 0.0%		210,039
Net Assets - 100.0%		$949,125,353

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$868,866,235	$—	$—	$868,866,235
Israel	16,941,845	—	—	16,941,845
Canada	7,423,359	—	—	7,423,359
Hong Kong	4,032,638	2,316,022	—	6,348,660
China	5,889,233	—	—	5,889,233
Denmark	—	3,852,734	—	3,852,734
United Kingdom	—	2,996,129	—	2,996,129
Brazil	1,510,896	—	—	1,510,896
Short Term Securities	—	491,550	—	491,550
Mutual Funds	34,594,673	—	—	34,594,673
Total Investments	$939,258,879	$9,656,435	$—	$948,915,314

6

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $2,996,129 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $6,151,248 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$844,356,308
Gross unrealized appreciation	$152,871,988
Gross unrealized depreciation	(48,312,982)
Net unrealized appreciation (depreciation)	$104,559,006

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Fund	28,137,457	168,153,527	(161,696,311)	34,594,673

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Fund	$—	$—	$17,375	$34,594,673

7

MFS® Government Money Market Fund

QUARTERLY REPORT

May 31, 2012

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) - 81.6%
Fannie Mae, 0.105%, due 6/27/12	$550,000	$549,959
Fannie Mae, 0.12%, due 7/02/12	470,000	469,951
Fannie Mae, 0.125%, due 7/18/12	667,000	666,891
Fannie Mae, 0.115%, due 7/25/12	445,000	444,923
Fannie Mae, 0.145%, due 8/22/12	400,000	399,868
Fannie Mae, 0.13%, due 8/24/12	250,000	249,924
Federal Farm Credit Bank, 0.12%, due 6/05/12	400,000	399,995
Federal Farm Credit Bank, 0.11%, due 8/15/12	100,000	99,977
Federal Home Loan Bank, 0.095%, due 6/06/12	501,000	500,993
Federal Home Loan Bank, 0.1%, due 6/15/12	575,000	574,978
Federal Home Loan Bank, 0.105%, due 6/15/12	445,000	444,982
Federal Home Loan Bank, 0.11%, due 6/27/12	300,000	299,976
Federal Home Loan Bank, 0.12%, due 7/13/12	445,000	444,938
Federal Home Loan Bank, 0.11%, due 7/20/12	575,000	574,914
Federal Home Loan Bank, 0.13%, due 8/01/12	450,000	449,901
Federal Home Loan Bank, 0.14%, due 8/01/12	200,000	199,953
Federal Home Loan Bank, 0.12%, due 8/15/12	200,000	199,950
Federal Home Loan Bank, 0.11%, due 8/24/12	575,000	574,852
Federal Home Loan Bank, 0.14%, due 11/02/12	100,000	99,940
Federal Home Loan Bank, 0.175%, due 12/03/12	400,000	399,640
Freddie Mac, 0.09%, due 6/04/12	344,000	343,997
Freddie Mac, 0.115%, due 6/15/12	330,000	329,985
Freddie Mac, 0.13%, due 7/30/12	445,000	444,905
Freddie Mac, 0.115%, due 8/06/12	300,000	299,937
Freddie Mac, 0.11%, due 8/07/12	475,000	474,903
Freddie Mac, 0.1%, due 8/15/12	235,000	234,951
Freddie Mac, 0.135%, due 8/21/12	500,000	499,848
Freddie Mac, 0.16%, due 11/05/12	473,000	472,670
Tennessee Valley Authority, 0.09%, due 6/21/12	577,000	576,971
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$11,724,672

Repurchase Agreements - 18.5%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, dated 5/31/12, due 6/01/12, total to be received $2,655,013 (secured by U.S. Treasury and Federal Agency obligations valued at $2,708,100 in a jointly traded account), at Cost and Value	$2,655,000	$2,655,000
Total Investments, at Amortized Cost and Value		$14,379,672

Other Assets, Less Liabilities - (0.1)%		(12,023)
Net Assets - 100.0%		$14,367,649

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $14,379,672.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

5/31/12 (unaudited)

(1)	Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$14,379,672	$—	$14,379,672

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS® Money Market Fund

QUARTERLY REPORT

May 31, 2012

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Certificates of Deposit - 21.2%
Major Banks - 14.3%
Bank of Montreal/Chicago Branch, 0.16%, due 6/01/12	$8,459,000	$8,459,000
Bank of Montreal/Chicago Branch, 0.2%, due 8/29/12	8,350,000	8,350,000
Bank of Nova Scotia/Houston Branch, 0.14%, due 7/03/12	4,180,000	4,180,000
Bank of Nova Scotia/Houston Branch, 0.18%, due 7/09/12	2,606,000	2,606,000
Bank of Nova Scotia/Houston Branch, 0.18%, due 7/11/12	10,180,000	10,180,000
Chase Bank USA N.A., 0.18%, due 7/23/12	9,810,000	9,810,000
Toronto Dominion Holdings (USA), Inc., 0.14%, due 7/06/12	4,324,000	4,324,000
Toronto Dominion Holdings (USA), Inc., 0.17%, due 7/09/12	12,810,000	12,810,000

		$60,719,000
Other Banks & Diversified Financials - 6.9%
Branch Banking & Trust Co., 0.27%, due 8/28/12	$12,030,000	$12,030,000
Mizuho Corp. Bank (USA)/New York Branch, 0.17%, due 6/01/12	16,990,000	16,990,000

		$29,020,000
Total Certificates of Deposit, at Cost and Value		$89,739,000

Commercial Paper (y) - 43.5%
Automotive - 6.5%
American Honda Finance Corp., 0.14%, due 6/19/12 (t)	$12,714,000	$12,713,110
American Honda Finance Corp., 0.15%, due 7/18/12	2,291,000	2,290,551
Toyota Motor Credit Corp., 0.21%, due 8/22/12	12,730,000	12,723,911

		$27,727,572
Conglomerates - 2.0%
Siemens Capital Corp., 0.13%, due 6/01/12 (t)	$4,739,000	$4,739,000
Siemens Capital Corp., 0.17%, due 6/26/12 (t)	3,675,000	3,674,566

		$8,413,566
Consumer Products - 2.7%
Procter & Gamble Co., 0.14%, due 8/06/12 (t)	$11,272,000	$11,269,107

Electrical Equipment - 1.4%
General Electric Co., 0.13%, due 6/11/12	$5,732,000	$5,731,793

Electronics - 1.8%
Emerson Electric Co., 0.14%, due 7/16/12 (t)	$6,860,000	$6,858,800
Emerson Electric Co., 0.15%, due 6/21/12 (t)	723,000	722,940

		$7,581,740
Financial Institutions - 0.2%
General Electric Capital Corp., 0.11%, due 6/04/12	$672,000	$671,994

Food & Beverages - 4.8%
Coca-Cola Co., 0.14%, due 6/20/12 (t)	$1,415,000	$1,414,895
Coca-Cola Co., 0.21%, due 9/04/12 (t)	4,888,000	4,885,291
Pepsico, Inc., 0.12%, due 8/20/12 (t)	14,130,000	14,126,232

		$20,426,418
Machinery & Tools - 1.2%
Deere and Co., 0.15%, due 6/28/12 (t)	$5,233,000	$5,232,411

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Major Banks - 5.2%
HSBC USA, Inc., 0.25%, due 6/26/12	$16,970,000	$16,967,054
JPMorgan Chase & Co., 0.2%, due 8/23/12	5,034,000	5,031,679

		$21,998,733
Pharmaceuticals - 12.7%
Abbott Laboratories, 0.13%, due 7/10/12 (t)	$7,380,000	$7,378,961
Abbott Laboratories, 0.14%, due 6/26/12 (t)	5,400,000	5,399,475
Merck & Co., Inc., 0.13%, due 6/04/12 (t)	9,559,000	9,558,897
Merck & Co., Inc., 0.14%, due 6/18/12 (t)	3,242,000	3,241,786
Novartis Finance Corp., 0.13%, due 6/01/12 (t)	10,999,700	10,999,700
Sanofi, 0.15%, due 6/20/12 (t)	10,382,000	10,381,178
Sanofi, 0.17%, due 6/25/12 (t)	6,643,000	6,642,247

		$53,602,244
Retailers - 1.0%
Wal-Mart Stores, Inc., 0.1%, due 6/18/12 (t)	$4,281,000	$4,280,798

Tobacco - 4.0%
Philip Morris International, Inc., 0.14%, due 6/06/12 (t)	$17,060,000	$17,059,668
Total Commercial Paper, at Amortized Cost and Value		$183,996,044

U.S. Government Agencies and Equivalents (y) - 30.6%
Fannie Mae, 0.08%, due 7/02/12	$4,917,000	$4,916,661
Fannie Mae, 0.12%, due 7/02/12	6,000,000	5,999,380
Fannie Mae, 0.14%, due 8/01/12	4,495,000	4,493,934
Federal Home Loan Bank, 0.095%, due 6/06/12	13,549,000	13,548,821
Federal Home Loan Bank, 0.1%, due 6/15/12	1,452,000	1,451,944
Federal Home Loan Bank, 0.105%, due 6/15/12	12,930,000	12,929,472
Federal Home Loan Bank, 0.12%, due 7/13/12	7,239,000	7,237,987
Federal Home Loan Bank, 0.11%, due 8/14/12	3,400,000	3,399,231
Federal Home Loan Bank, 0.11%, due 8/24/12	5,540,000	5,538,578
Federal Home Loan Bank, 0.14%, due 11/02/12	16,965,000	16,954,840
Freddie Mac, 0.1%, due 7/10/12	2,500,000	2,499,729
Freddie Mac, 0.13%, due 7/10/12	3,250,000	3,249,542
Freddie Mac, 0.13%, due 7/11/12	3,750,000	3,749,458
Freddie Mac, 0.1%, due 8/15/12	13,625,000	13,622,161
Freddie Mac, 0.155%, due 9/24/12	12,447,000	12,440,837
Tennessee Valley Authority, 0.09%, due 6/21/12	17,400,000	17,399,130
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$129,431,705

Floating Rate Demand Notes - 4.0%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.14%, 6/01/12	8,700,000	$8,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.14%, 6/01/12	8,400,000	8,400,000
Total Floating Rate Demand Notes, at Cost and Value		$17,100,000

Repurchase Agreements - 0.5%
Merrill Lynch, Pierce, Fenner, & Smith, Inc., 0.18%, dated 5/31/12 due 6/01/12, total to be received $2,311,012 (secured by U.S. Treasury and Federal Agency obligations valued at $2,357,220 in a jointly traded account), at Cost and Value	$2,311,000	$2,311,000
Total Investments, at Amortized Cost and Value		$422,577,749

Other Assets, Less Liabilities - 0.2%		798,794
Net Assets - 100.0%		$423,376,543

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $422,577,749.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

5/31/12 (unaudited)

(1)	Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$422,577,749	$—	$422,577,749

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS® Global New Discovery Fund

QUARTERLY REPORT

May 31, 2012

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 96.8%
Aerospace - 0.4%
Kaman Corp.	540	$15,793

Airlines - 3.0%
Allegiant Travel Co. (a)	367	$23,800
Spirit Airlines, Inc. (a)	1,691	34,852
Stagecoach Group PLC	7,636	27,657
United Continental Holdings, Inc. (a)	1,270	31,966

		$118,275
Apparel Manufacturers - 2.6%
Arezzo Industria e Comercio S.A.	1,300	$19,015
Cia.Hering S.A.	500	10,387
Gerry Weber International AG	511	19,601
O’Key Group S.A., GDR	3,714	25,849
Stella International Holdings	11,500	29,248

		$104,100
Automotive - 1.2%
Guangzhou Automobile Group Co. Ltd., “H” (a)	20,000	$16,906
USS Co. Ltd.	300	30,308

		$47,214
Biotechnology - 0.4%
Anacor Pharmaceuticals, Inc. (a)	624	$3,120
SEQUENOM, Inc. (a)	1,190	4,558
ViroPharma, Inc. (a)	500	10,070

		$17,748
Broadcasting - 0.9%
Havas S.A.	3,012	$14,895
Proto Corp.	700	20,725

		$35,620
Brokerage & Asset Managers - 1.2%
Aberdeen Asset Management PLC	3,391	$12,700
Computershare Ltd.	2,476	18,788
IG Group Holdings PLC	2,614	17,495

		$48,983
Business Services - 8.0%
Amadeus IT Holding S.A.	2,936	$53,982
Brenntag AG	197	22,220
Bunzl PLC	3,447	54,347
Calix, Inc. (a)	2,854	22,918
Cognizant Technology Solutions Corp., “A” (a)	274	15,961
Constant Contact, Inc. (a)	630	12,758
FleetCor Technologies, Inc. (a)	919	34,830
Global Payments, Inc.	420	17,842
Intertek Group PLC	505	20,667
Jones Lang LaSalle, Inc.	352	25,520
Multiplus S.A.	617	14,164
Sodexo	357	25,981

		$321,190

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 0.3%
Victrex PLC	639	$13,867

Computer Software - 3.2%
Check Point Software Technologies Ltd. (a)	492	$25,210
NetSuite, Inc. (a)	140	6,569
Nuance Communications, Inc. (a)	1,310	27,104
OBIC Co. Ltd.	210	40,905
SolarWinds, Inc. (a)	640	29,350

		$129,138
Computer Software - Systems - 3.8%
Aruba Networks, Inc. (a)	846	$11,116
National Instruments Corp.	1,000	26,040
NICE Systems Ltd. (a)	542	20,128
Qlik Technologies, Inc. (a)	530	12,047
SciQuest, Inc. (a)	1,954	30,756
Tangoe, Inc. (a)	1,067	20,604
Vantiv, Inc. (a)	1,490	33,048

		$153,739
Construction - 4.0%
Beacon Roofing Supply, Inc. (a)	1,095	$27,211
Bellway PLC	1,375	14,675
Eagle Materials, Inc.	1,125	36,113
NVR, Inc. (a)	45	36,216
PT Semen Gresik Tbk.	22,500	26,171
Pulte Homes, Inc. (a)	2,170	20,311

		$160,697
Consumer Products - 1.4%
Dr. Ci Labo Co. Ltd.	3	$9,958
L’Occitane International S.A.	7,750	18,912
Uni-Charm Corp.	500	27,023

		$55,893
Consumer Services - 3.5%
Anhanguera Educacional Participacoes S.A.	2,300	$27,255
Dignity PLC	2,931	38,478
HomeAway, Inc. (a)	2,140	50,290
Kroton Educacional S.A. (a)	139	257
Kroton Educacional S.A., IEU (a)	1,543	22,875

		$139,155
Containers - 0.6%
Viscofan S.A.	586	$23,765

Electrical Equipment - 3.6%
AMETEK, Inc.	320	$16,227
Domino Printing Sciences PLC	2,853	24,623
IMI PLC	2,110	28,807
MSC Industrial Direct Co., Inc., “A”	223	15,991
Sensata Technologies Holding B.V. (a)	1,040	31,938
Spectris PLC	981	24,425

		$142,011
Electronics - 3.4%
CEVA, Inc. (a)	590	$10,254
Entegris, Inc. (a)	1,802	13,893

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Monolithic Power Systems, Inc. (a)	1,525	$28,655
Siliconware Precision Industries Co. Ltd.	24,000	26,132
Ultratech, Inc. (a)	640	19,405
Veeco Instruments, Inc. (a)	1,050	36,414

		$134,753
Energy - Independent - 3.4%
Approach Resources, Inc. (a)	670	$18,780
Cabot Oil & Gas Corp.	1,530	49,786
Celtic Exploration Ltd. (a)	900	10,805
Midstates Petroleum Co., Inc. (a)	640	9,178
Pinecrest Energy, Inc. (a)	4,900	9,488
Range Resources Corp.	650	37,336

		$135,373
Entertainment - 0.5%
Six Flags Entertainment Corp.	430	$19,621

Food & Beverages - 1.9%
Booker Group PLC	15,310	$21,166
Britvic PLC	4,800	24,531
Devro PLC	4,319	20,502
Green Mountain Coffee Roasters, Inc. (a)	370	8,732

		$74,931
Food & Drug Stores - 1.6%
Cosmos Pharmaceutical Corp.	500	$27,960
CP All PLC	17,100	18,409
Sundrug Co. Ltd.	500	15,736

		$62,105
General Merchandise - 1.2%
Clicks Group Ltd.	3,843	$21,215
Mr. Price Group Ltd.	2,197	27,001

		$48,216
Insurance - 1.3%
Brazil Insurance Participacoes e Administracao S.A.	2,700	$22,892
Jardine Lloyd Thompson Group PLC	2,930	30,797

		$53,689
Internet - 0.2%
LogMeIn, Inc. (a)	209	$6,698

Machinery & Tools - 6.3%
Allison Transmission Holdings, Inc.	1,740	$32,138
Finning International, Inc.	1,050	24,622
Gardner Denver, Inc.	360	19,469
Herman Miller, Inc.	1,490	27,535
IPG Photonics Corp. (a)	305	13,054
Joy Global, Inc.	460	25,696
Kennametal, Inc.	460	15,990
Polypore International, Inc. (a)	860	31,811
Spirax-Sarco Engineering PLC	380	12,157
United Rentals, Inc. (a)	870	30,059
WABCO Holdings, Inc. (a)	401	20,756

		$253,287

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 4.5%
Advisory Board Co. (a)	214	$20,730
Air Methods Corp. (a)	220	20,053
Brookdale Senior Living, Inc. (a)	2,050	33,805
Cerner Corp. (a)	516	40,227
Fleury S.A.	1,400	16,757
Healthcare Services Group, Inc.	1,020	19,941
Kobayashi Pharmaceutical Co. Ltd.	500	27,269

		$178,782
Medical Equipment - 6.8%
ABIOMED, Inc. (a)	170	$3,456
Align Technology, Inc. (a)	624	19,488
Cepheid, Inc. (a)	357	13,505
Conceptus, Inc. (a)	2,330	39,237
DENTSPLY International, Inc.	580	21,460
Edwards Lifesciences Corp. (a)	270	23,050
Endologix, Inc. (a)	2,058	27,968
Heartware International, Inc. (a)	112	9,113
Masimo Corp. (a)	761	14,314
NxStage Medical, Inc. (a)	876	13,306
Sirona Dental Systems, Inc. (a)	351	15,016
Sonova Holding AG	203	19,043
Thoratec Corp. (a)	268	8,131
Uroplasty, Inc. (a)	1,797	8,338
Vocera Communications, Inc. (a)	560	13,524
Volcano Corp. (a)	750	21,443

		$270,392
Metals & Mining - 0.9%
Globe Specialty Metals, Inc.	1,764	$20,674
Iluka Resources Ltd.	1,181	15,306

		$35,980
Network & Telecom - 1.6%
F5 Networks, Inc. (a)	160	$16,557
Fortinet, Inc. (a)	1,100	23,375
VTech Holdings Ltd.	2,200	24,121

		$64,053
Oil Services - 2.8%
AMEC PLC	1,640	$24,615
Atwood Oceanics, Inc. (a)	740	28,275
Dresser-Rand Group, Inc. (a)	690	30,277
Helmerich & Payne, Inc.	230	10,419
Lufkin Industries, Inc.	350	20,115

		$113,701
Other Banks & Diversified Financials - 2.8%
Air Lease Corp. (a)	1,360	$28,465
Credicorp Ltd.	202	25,204
First Republic Bank (a)	1,013	31,808
Western Union Co.	1,630	26,732

		$112,209
Pharmaceuticals - 2.1%
Perrigo Co.	153	$15,895
Santen Pharmaceutical Co. Ltd.	800	28,984
Virbac	248	39,683

		$84,562

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Railroad & Shipping - 0.3%
Diana Shipping, Inc. (a)	1,300	$10,010

Real Estate - 1.8%
Brasil Brokers Participacoes	8,900	$26,345
Deutsche Wohnen AG	1,541	23,843
Midland Holdings Ltd.	44,000	22,041

		$72,229
Restaurants - 2.7%
Ajisen China Holdings Ltd.	12,000	$9,800
Arcos Dorados Holdings, Inc.	3,180	42,994
Domino’s Pizza UK & IRL PLC	3,647	27,124
Dunkin Brands Group, Inc.	898	29,158

		$109,076
Specialty Chemicals - 4.4%
Croda International PLC	1,671	$57,757
Elementis PLC	10,790	33,677
Fuchs Petrolub AG, IPS	535	27,553
Symrise AG	897	25,194
W. R. Grace & Co. (a)	616	32,340

		$176,521
Specialty Stores - 3.9%
Citi Trends, Inc. (a)	902	$12,466
Ethan Allen Interiors, Inc.	450	10,130
Francesca’s Holdings Corp. (a)	450	10,557
GOME Electrical Appliances Holdings Ltd.	70,000	10,933
MonotaRO Co. Ltd.	2,900	58,215
Monro Muffler Brake, Inc.	482	16,287
NEXT PLC	403	18,865
Urban Outfitters, Inc. (a)	668	18,684

		$156,137
Telephone Services - 1.4%
PT XL Axiata Tbk	49,500	$31,069
Ziggo N.V.	890	25,311

		$56,380
Tobacco - 0.9%
Swedish Match AB	898	$34,091

Trucking - 2.0%
Atlas Air Worldwide Holdings, Inc. (a)	507	$23,028
DSV A.S.	819	15,954
Swift Transportation Co. (a)	4,020	42,652

		$81,634
Total Common Stocks		$3,871,618

	First Exercise
Warrants - 0.9%
Consumer Products - 0.4%
Merrill Lynch International & Co. (Dabur Ltd. - Zero Strike Warrant (1 share for 1 warrant) (a)(n)	5/15/2016	9,773	$18,175

Other Banks & Diversified Financials - 0.5%
Merrill Lynch International & Co. (Federal Bank Ltd. - Zero Strike Warrant (1 share for 1 warrant) (a)(n)	5/29/2018	2,493	$18,687
Total Warrants			$36,862

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 2.1%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	82,750	$82,750
Total Investments		$3,991,230

Other Assets, Less Liabilities - 0.2%		8,118
Net Assets - 100.0%		$3,999,348

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $36,862, representing 0.92% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

5/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,994,178	$—	$—	$1,994,178
United Kingdom	182,175	366,758	—	548,933
Japan	76,732	210,350	—	287,082
Brazil	159,691	257	—	159,948
Germany	52,747	65,663	—	118,410
France	—	80,558	—	80,558
Spain	—	77,747	—	77,747
Hong Kong	53,369	22,041	—	75,410
Indonesia	31,069	26,171	—	57,240
Other Countries	263,326	245,648	—	508,974
Mutual Funds	82,750	—	—	82,750
Total Investments	$2,896,037	$1,095,193	$—	$3,991,230

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,752,148
Gross unrealized appreciation	$393,981
Gross unrealized depreciation	(154,899)
Net unrealized appreciation (depreciation)	$239,082

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	3,822,820	(3,740,070)	82,750

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$52	$82,750

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2012, are as follows:

United States	52.1%
United Kingdom	13.7%
Japan	7.2%
Brazil	4.0%
Germany	3.0%
France	2.0%
Spain	1.9%
Hong Kong	1.9%
Indinesia	1.4%
Other Countries	12.8%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2012

*	Print name and title of each signing officer under his or her signature.